Convertible Notes and Interest Notes:	6 Months Ended
Jun. 30, 2017
Convertible Notes and Interest Notes: [Abstract]
Convertible Notes and Interest Notes:

Note 11.    Convertible Notes and Interest Notes:

The amount recorded as Convertible Notes and Interest Notes in the consolidated balance sheet as of June 30, 2017 is comprised of approximately $44.1 million carrying value of 11% Senior Secured Convertible Notes due December 31, 2018 (the "2018 Convertible Notes"), $5.5 million premium on 2018 Notes (as defined herein), approximately $1.0 million of 2022 Convertible Notes (as defined herein) and approximately $9.3 million of Interest Notes (as defined herein). The carrying value of the 2018 Convertible Notes is being accreted to face value using the effective interest rate method over the expected life of the 2018 Convertible Notes with the resulting charge recorded as interest expense. As of June 30, 2017, the Company had $50.9 million face value of Convertible Notes and $9.3 million face value of Interest Notes outstanding.

The 2018 Convertible Notes bear interest at a rate of 11% per year which is accrued quarterly and is payable in the form of new 11% Senior Secured Interest Notes due December 31, 2018 (the "Interest Notes" and, together with the 2018 Convertible Notes, the “2018 Notes”) and payable in cash at maturity.  Interest on the Interest Notes is also payable in additional Interest Notes. The 2018 Convertible Notes are convertible, at the option of the holder, into 333.3333 Class A common shares per $1,000 principal amount (equivalent to a conversion price of $3.00 per common share) at any time upon prior written notice to us. The Interest Notes are not convertible into our Class A common shares or any other security. We also have outstanding $1.0 million aggregate principal amount of 5.50% Senior Subordinated Convertible Notes due June 15, 2022 (the “2022 Convertible Notes” and, together with the 2018 Convertible Notes, the “Convertible Notes”) issued in May 2007 with a maturity date of June 15, 2022. The 2022 Convertible Notes bear interest at a rate of 5.50% per year, payable semiannually in arrears on June 15 and December 15 and, subject to certain conditions we may redeem, repurchase or convert the 2022 Convertible Notes into our Class A common shares at a conversion price of $7.54 per common share.

In accordance with U.S. GAAP, we allocated the 2018 Convertible Notes between their equity and liability component parts based on their respective fair values at the time of issuance. The liability component was computed by discounting the stream of future payments of interest and principal at an effective interest rate of 27% which was the estimated market rate for a similar liability that does not have an associated equity component. The equity portion of the 2018 Convertible Notes was estimated using the residual value method at approximately $18.2 million net of issuance costs which were allocated pro rata between the equity and liability components. The fair value of the liability component is accreted to the face value of the 2018 Notes using the effective interest rate method over the expected life of the 2018 Convertible Notes, with the resulting charge recorded as interest expense.

In June 2017, the Company gave notice to its noteholders that it would redeem $27.5 million of 2018 Notes for cash equal to 120% of the outstanding principal amount of the notes to be redeemed for a total of $33.0 million. As a result of this redemption, the Company recorded a $10.5 million loss on settlement of debt consisting of $5.5 million related to the 20% premium due on the 2018 Notes and approximately $5.0 million of unamortized discount remaining on the 2018 Notes prior to the redemption. Subsequent to June 30, 2017, the Company gave notice that it would redeem all of the remaining 2018 Notes. (See Note 13, Subsequent Events). In the first six months of 2016, $7.2 million face value of 2018 Convertible Notes were converted at a price of $3.00 per share resulting in the issuance of 2.4 million Class A common shares.

Pursuant to a 2012 restructuring of convertible notes, we issued CVRs that entitle the holders to an aggregate of 5.468% of any future proceeds, net of certain deductions (including an income tax calculation and our then current obligations), actually received by us with respect to the Brisas Arbitration proceedings and/or disposition of the Mining Data related to the development of the Brisas Project. The estimated amount due pursuant to the terms of the CVR as of June 30, 2017, based on the income from the sale of the Mining Data of $99 million net of deductions, is approximately $1.9 million. The Company had previously recorded an accrual of approximately $1.0 million related to the CVRs and as a result the CVR expense for the three and six months ended June 17, 2017 was approximately $0.9 million.